Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue from Contracts (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	$ 90,370,792	$ 68,424,577	$ 62,944,073
Japan [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	62,892,062	55,747,390	51,154,487
South Korea [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	9,338,947	3,242,329	3,058,610
North America [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	7,517,998	4,174,329	4,069,924
Taiwan, Hong Kong and Macau [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	4,647,850	2,773,851	2,217,886
Europe [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	3,050,071	1,386,754	1,286,956
Other [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	$ 2,923,864	$ 1,099,924	$ 1,156,210